SUPPLEMENT

DATED JANUARY 26, 2015 TO

HIMCO VIT AMERICAN FUNDS GLOBAL BOND FUND (THE “FUND”)

(A SERIES OF HIMCO VARIABLE INSURANCE TRUST)

PROSPECTUS DATED OCTOBER 20, 2014

AND

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 20, 2014,

FOR THE HIMCO VIT AMERICAN FUNDS (THE “SAI”)

Effective as of January 26, 2015, Mark A. Brett and David A. Daigle will replace Mark H. Dalzell and Marcus B. Linden as two of the portfolio managers of the American Funds Insurance Series® Global Bond Fund (the “Master Fund”), the separate mutual fund in which the Fund invests all of its assets.

Accordingly, the following changes are hereby made to the Fund’s Prospectus:

1.                                      Under the heading “MANAGEMENT” in the Summary Section of the Fund’s Prospectus, the references to Mark H. Dalzell and Marcus B. Linden are deleted in their entirety and replaced with the following:

Portfolio Manager for the Master Fund/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Mark A. Brett	Partner — Capital Fixed Income Investors	Less than 1 year
David A. Daigle	Partner — Capital Fixed Income Investors	Less than 1 year

2.                                      Under the heading “Portfolio Managers” in the “Management of the Fund” section of the Prospectus, the references to Mark H. Dalzell and Marcus B. Linden are deleted in their entirely and replaced with the following:

Portfolio Manager for the Master Fund/Title (if applicable)	Portfolio Manager’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past 5 Years	Portfolio Manager’s Role in Management of the Master Fund
Mark A. Brett	Less than 1 year	Partner — Capital Fixed Income Investors	Serves as fixed-income portfolio manager.
David A. Daigle	Less than 1 year	Partner — Capital Fixed Income Investors	Serves as fixed-income portfolio manager.

In addition, the following changes are hereby made to the above referenced SAI:

1.                                      Under the heading “PORTFOLIO MANAGERS — Other Accounts Managed by Master Fund Portfolio Managers,” the information in the table relating to other accounts managed by Mark H. Dalzell and Marcus B. Linden with respect to the “Master Global Bond Fund” is deleted and replaced with the following:

Portfolio Manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)(1)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)(2)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)(3)
Mark A. Brett	4	$14.9	2	$0.16	5	(6)	$1.75
David A. Daigle	6	$154.4	2	$1.72	2		$0.41

(6) The advisory fee of one of these accounts (representing $0.23 billion in total assets) is based partially on its investment results.

This Supplement should be retained with your Prospectus and SAI for future reference.